UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08481

Columbia Funds Variable Insurance Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
September 30, 2009 (Unaudited)	Columbia High Yield Fund, Variable Series

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 89.6%
BASIC MATERIALS — 8.5%
Chemicals — 2.9%
Agricultural Chemicals — 1.0%
Mosaic Co.
	7.375% 12/01/14 (b)	645,000	684,626
	7.625% 12/01/16 (b)	775,000	826,705
Terra Capital, Inc.
	7.000% 02/01/17	375,000	390,938
			1,902,269
Chemicals-Diversified — 1.7%
INVISTA
	9.250% 05/01/12 (b)	1,840,000	1,840,000
NOVA Chemicals Corp.
	4.538% 11/15/13 (11/15/09) (c) (d)	525,000	463,312
Tronox Worldwide LLC/Tronox Finance Corp.
	9.500% 12/01/12 (e)	1,505,000	579,425
Westlake Chemical Corp.
	6.625% 01/15/16	395,000	371,300
			3,254,037
Chemicals-Specialty — 0.2%
Nalco Co.
	7.750% 11/15/11	435,000	435,000
			435,000
Chemicals Total			5,591,306
Forest Products & Paper — 4.3%
Forestry — 0.2%
Weyerhaeuser Co.
	6.950% 10/01/27	465,000	390,198
			390,198
Paper & Related Products — 4.1%
Bowater, Inc.
	9.375% 12/15/21 (f)	1,935,000	469,238
Domtar Corp.
	7.875% 10/15/11	1,115,000	1,152,631
Georgia-Pacific Corp.
	7.000% 01/15/15 (b)	1,735,000	1,708,975
	7.250% 06/01/28	130,000	115,700
	7.375% 12/01/25	155,000	139,500
	8.000% 01/15/24	2,106,000	2,084,940
	8.875% 05/15/31	335,000	338,350

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Norske Skog
	8.625% 06/15/11	220,000	151,800
Smurfit Capital Funding PLC
	7.500% 11/20/25	1,873,000	1,526,495
			7,687,629
Forest Products & Paper Total			8,077,827
Metals & Mining — 1.3%
Metal-Diversified — 1.3%
Allegheny Ludlum Corp.
	6.950% 12/15/25	300,000	270,377
Allegheny Technologies, Inc.
	8.375% 12/15/11	690,000	730,682
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	1,310,000	1,393,512
			2,394,571
Metals & Mining Total			2,394,571
BASIC MATERIALS TOTAL			16,063,704
COMMUNICATIONS — 15.4%
Advertising — 0.2%
Advertising Agencies — 0.2%
Interpublic Group of Companies, Inc.
	6.250% 11/15/14	385,000	364,306
			364,306
Advertising Total			364,306
Internet — 0.5%
E-Commerce/Services — 0.5%
Expedia, Inc.
	7.456% 08/15/18	840,000	890,400
			890,400
Internet Total			890,400
Media — 4.3%
Cable TV — 3.4%
Charter Communications Operating LLC / Charter Communications Operating Capital
	10.000% 04/30/12 (b)(g)	1,235,000	1,256,612
Charter Term Loan Incremental Term Loan
	6.250% 03/06/14 (h)	985,530	938,718
CSC Holdings, Inc.
	8.500% 04/15/14 (b)	300,000	315,000

		Par (a)		Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Rainbow National Services LLC
	10.375% 09/01/14 (b)	1,675,000		1,762,937
Shaw Communications, Inc.
	7.500% 11/20/13	CAD	365,000	388,363
Videotron Ltee
	6.375% 12/15/15	1,475,000		1,408,625
	6.875% 01/15/14	325,000		321,750
				6,392,005
Multimedia — 0.5%
Lamar Media Corp.
	7.250% 01/01/13	900,000		885,375
				885,375
Publishing-Newspapers — 0.3%
CanWest MediaWorks LP
	9.250% 08/01/15 (b)(e)	125,000		12,500
Morris Publishing Group LLC
	7.000% 08/01/13 (e)	1,465,000		336,950
Sun Media Corp.
	7.625% 02/15/13	275,000		210,375
				559,825
Publishing-Periodicals — 0.0%
Ziff Davis Media, Inc.
	PIK,
	13.500% 07/15/11 (c)(i)	77,488		18,597
				18,597
Television — 0.1%
CW Media Holdings, Inc.
	PIK,
	13.500% 08/15/15 (b)	285,000		276,806
ION Media Networks, Inc.
	PIK,
	10.070% 01/15/13 (b)(c)(f)	351,319		4,392
				281,198
Media Total				8,137,000
Telecommunication Services — 10.4%
Cellular Telecommunications — 1.0%
Centennial Cellular Operating Co./Centennial Communications Corp.
	8.125% 02/01/14	30,000		30,450
	10.125% 06/15/13	1,050,000		1,081,500
iPCS, Inc.
	2.608% 05/01/13 (11/02/09) (c) (d)	65,000		54,925

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Millicom International Cellular SA
	10.000% 12/01/13	655,000	679,563
			1,846,438
Media — 1.4%
Nielsen Finance LLC
	2.249% 08/09/13 (10/09/09) (c)(d)(j)	1,073,521	1,002,176
Quebecor Media, Inc.
	7.750% 03/15/16	1,635,000	1,618,650
	9.750% 01/15/49 (i)	1,855,000	965
			2,621,791
Satellite Telecommunications — 1.0%
Inmarsat Finance II PLC
	10.375% 11/15/12	460,000	476,100
Intelsat Subsidiary Holding Co., Ltd.
	8.500% 01/15/13	580,000	587,250
	8.875% 01/15/15 (b)	880,000	891,000
			1,954,350
Telecommunication Equipment — 1.4%
Lucent Technologies, Inc.
	6.450% 03/15/29	2,230,000	1,697,587
	6.500% 01/15/28	80,000	60,900
Nortel Networks Ltd.
	10.750% 07/15/16 (f)	1,645,000	945,875
			2,704,362
Telecommunication Services — 0.8%
Colo.Com, Inc.
	13.875% 03/15/10 (b)(f)(i)(k)	103,096	—
GCI, Inc.
	7.250% 02/15/14	1,130,000	1,065,025
PAETEC Holding Corp.
	9.500% 07/15/15	30,000	27,225
SBA Telecommunications, Inc.
	8.250% 08/15/19 (b)	355,000	365,650
			1,457,900
Telephone-Integrated — 3.9%
Qwest Communications International, Inc.
	7.250% 02/15/11	1,395,000	1,414,181
Qwest Corp.
	7.200% 11/10/26	2,885,000	2,408,975
	7.250% 09/15/25	220,000	189,750
	8.875% 03/15/12	2,305,000	2,426,012

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Virgin Media Finance PLC
	9.500% 08/15/16	875,000	920,938
			7,359,856
Wireless Equipment — 0.9%
American Tower Corp.
	7.250% 05/15/19 (b)	335,000	344,213
CC Holdings GS V LLC/Crown Castle GS III Corp.
	7.750% 05/01/17 (b)	1,405,000	1,454,175
			1,798,388
Telecommunication Services Total			19,743,085
COMMUNICATIONS TOTAL			29,134,791
CONSUMER CYCLICAL — 11.9%
Airlines — 0.0%
Delta Air Lines, Inc.
	1.000% 12/27/15 (l)	215,000	1,355
	2.875% 02/06/24 (l)	470,000	2,820
	2.875% 02/18/49 (l)	275,000	1,650
	8.000% 06/03/23 (l)	280,000	1,680
	8.300% 12/15/29 (l)	40,000	252
	9.250% 03/15/49 (l)	280,000	1,764
	9.750% 05/15/49 (l)	1,535,000	9,670
	10.000% 08/15/49 (l)	285,000	1,796
	10.125% 05/15/49 (l)	1,705,000	10,741
	10.375% 12/15/22 (l)	275,000	1,733
	10.375% 02/01/49 (l)	470,000	2,961
Northwest Airlines, Inc.
	7.625% 11/15/23 (l)	500,000	600
	7.875% 03/15/13 (l)	944,300	1,133
	8.700% 03/15/49 (l)	35,000	42
	8.875% 06/01/49 (l)	405,100	486
	10.000% 02/01/49 (l)	2,035,600	2,443
Airlines Total			41,126
Apparel — 0.6%
Textile-Apparel — 0.6%
Unifi, Inc.
	11.500% 05/15/14	1,240,000	1,165,600
			1,165,600
Apparel Total			1,165,600

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Auto Manufacturers — 0.6%
Auto-Cars/Light Trucks — 0.6%
Ford Motor Co.
	3.510% 12/16/13 (10/15/09) (c) (d)	1,270,289	1,124,887
			1,124,887
Auto Manufacturers Total			1,124,887
Auto Parts & Equipment — 1.8%
Auto/Truck Parts & Equipment-Original — 0.6%
Collins & Aikman Products Co.
	12.875% 08/15/12 (b)(f)(i)	620,000	62
Johnson Controls, Inc.
	7.700% 03/01/15	445,000	493,798
Lear Corp.
	8.750% 12/01/16 (f)	595,000	392,700
Tenneco Automotive, Inc.
	8.625% 11/15/14	175,000	164,062
	10.250% 07/15/13	62,000	64,480
			1,115,102
Auto/Truck Parts & Equipment-Replacement — 0.3%
Affinia Group, Inc.
	10.750% 08/15/16 (b)	530,000	569,750
			569,750
Rubber-Tires — 0.9%
Goodyear Tire & Rubber Co.
	5.010% 12/01/09 (12/01/09) (c) (d)	860,000	858,925
	8.625% 12/01/11	462,000	477,015
	10.500% 05/15/16	435,000	471,975
			1,807,915
Auto Parts & Equipment Total			3,492,767
Distribution/Wholesale — 0.3%
ACE Hardware Corp.
	9.125% 06/01/16 (b)	595,000	621,775
Distribution/Wholesale Total			621,775
Entertainment — 3.3%
Casino Services — 0.6%
American Casino & Entertainment Properties LLC
	11.000% 06/15/14 (b)	610,000	542,900

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Peninsula Gaming LLC
	8.375% 08/15/15 (b)	225,000	225,000
	10.750% 08/15/17 (b)	305,000	306,525
			1,074,425
Gambling (Non-Hotel) — 2.7%
Boyd Gaming Corp.
	7.750% 12/15/12	185,000	184,537
Galaxy Entertainment Finance Co., Ltd.
	9.875% 12/15/12 (b)	720,000	698,400
Isle of Capri Casinos, Inc.
	7.000% 03/01/14	461,000	410,290
Jacobs Entertainment, Inc.
	9.750% 06/15/14	1,435,000	1,307,644
Mohegan Tribal Gaming Authority
	6.125% 02/15/13	250,000	206,875
MTR Gaming Group, Inc.
	9.000% 06/01/12	190,000	142,500
Penn National Gaming, Inc.
	6.750% 03/01/15	550,000	526,625
	6.875% 12/01/11	465,000	462,675
Pinnacle Entertainment, Inc.
	8.250% 03/15/12	470,000	470,000
San Pasqual Casino
	8.000% 09/15/13 (b)	40,000	38,600
Seminole Hard Rock Entertainment, Inc.
	2.799% 03/15/14 (12/15/09) (b)(c)(d)	760,000	611,800
			5,059,946
Motion Pictures & Services — 0.0%
United Artists Theatre Circuit, Inc.
	9.300% 07/01/15 (i)	40,749	24,449
			24,449
Entertainment Total			6,158,820
Home Furnishings — 0.2%
Sealy Mattress Co.
	10.875% 04/15/16 (b)	340,000	374,850
Home Furnishings Total			374,850

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Housewares — 0.5%
Libbey Glass, Inc.
	8.260% 06/01/11 (12/01/09) (c) (d)	985,000	881,575
Housewares Total			881,575
Leisure Time — 0.5%
Recreational Centers — 0.5%
Speedway Motorsports, Inc.
	8.750% 06/01/16 (b)	420,000	436,800
Town Sports International, Inc.
	11.000% 02/01/14 (c)(j)	839,000	436,280
			873,080
Leisure Time Total			873,080
Lodging — 1.8%
Casino Hotels — 0.5%
MGM Mirage
	13.000% 11/15/13 (b)	380,000	435,100
Seneca Gaming Corp.
	7.250% 05/01/12	615,000	568,875
			1,003,975
Hotels & Motels — 1.3%
Gaylord Entertainment Co.
	8.000% 11/15/13	215,000	220,375
Host Hotels & Resorts LP
	3.250% 04/15/24 (b)	770,000	770,000
	7.000% 08/15/12	750,000	756,562
ITT Corp.
	7.375% 11/15/15	420,000	413,700
Starwood Hotels & Resorts Worldwide, Inc.
	6.750% 05/15/18	210,000	198,188
			2,358,825
Lodging Total			3,362,800
Office Furnishings — 0.2%
Office Furnishings-Original — 0.2%
Interface, Inc.
	11.375% 11/01/13 (b)	295,000	320,075
			320,075
Office Furnishings Total			320,075
Retail — 2.1%
Retail-Automobiles — 1.1%
Asbury Automotive Group, Inc.
	3.000% 09/15/12	480,000	389,400
	7.625% 03/15/17	170,000	150,450

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
AutoNation, Inc.
	2.509% 04/15/13 (10/15/09) (c) (d)	565,000	531,806
	7.000% 04/15/14	200,000	200,500
United Auto Group, Inc.
	7.750% 12/15/16	900,000	830,250
			2,102,406
Retail-Drug Stores — 0.3%
Rite Aid Corp.
	8.625% 03/01/15	810,000	659,138
			659,138
Retail-Miscellaneous/Diversified — 0.3%
Susser Holdings LLC
	10.625% 12/15/13	510,000	526,575
			526,575
Retail-Restaurants — 0.1%
Wendy’s International, Inc.
	6.250% 11/15/11	160,000	160,000
			160,000
Retail-Vitamins/Nutritional Supplements — 0.3%
NBTY, Inc.
	7.125% 10/01/15	595,000	577,150
			577,150
Retail Total			4,025,269
CONSUMER CYCLICAL TOTAL			22,442,624
CONSUMER NON-CYCLICAL — 15.1%
Agriculture — 0.6%
Tobacco — 0.6%
Alliance One International, Inc.
	10.000% 07/15/16 (b)	375,000	387,188
Reynolds American, Inc.
	7.625% 06/01/16	495,000	529,661
	7.750% 06/01/18	217,000	236,813
			1,153,662
Agriculture Total			1,153,662
Beverages — 0.6%
Beverages-Non-Alcoholic — 0.3%
Cott Beverages, Inc.
	8.000% 12/15/11	650,000	645,937
			645,937

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Beverages-Wine/Spirits — 0.3%
Constellation Brands, Inc.
	7.250% 05/15/17	445,000	442,775
	8.375% 12/15/14	85,000	88,613
			531,388
Beverages Total			1,177,325
Biotechnology — 0.2%
Medical-Biomedical/Gene — 0.2%
Bio-Rad Laboratories, Inc.
	8.000% 09/15/16 (b)	340,000	352,750
			352,750
Biotechnology Total			352,750
Commercial Services — 2.0%
Commercial Services — 1.3%
KAR Holdings, Inc.
	8.750% 05/01/14	65,000	64,350
	10.000% 05/01/15	1,330,000	1,336,650
Language Line Holdings, Inc.
	11.125% 06/15/12	980,000	1,005,725
			2,406,725
Schools — 0.7%
Knowledge Learning Corp., Inc.
	7.750% 02/01/15 (b)	1,435,000	1,384,775
			1,384,775
Commercial Services Total			3,791,500
Food — 1.4%
Fisheries — 0.4%
ASG Consolidated LLC/ASG Finance, Inc.
	11.500% 11/01/11 (c)(j)	680,000	659,600
			659,600
Food-Meat Products — 0.6%
Tyson Foods, Inc.
	7.850% 04/01/16	940,000	958,800
	10.500% 03/01/14	135,000	152,888
			1,111,688
Food-Retail — 0.4%
American Stores Co.
	7.900% 05/01/17	350,000	327,250
	8.000% 06/01/26	375,000	337,500

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Stater Brothers Holdings
	7.750% 04/15/15	165,000	160,050
			824,800
Food Total			2,596,088
Healthcare Products — 3.5%
Medical Products — 3.5%
Angiotech Pharmaceuticals, Inc.
	4.111% 12/01/13 (12/01/09) (c) (d)	1,070,000	904,150
Biomet, Inc.
	10.000% 10/15/17	535,000	569,775
	11.625% 10/15/17	570,000	621,300
DJO Finance LLC/DJO Finance Corp.
	10.875% 11/15/14	1,115,000	1,140,087
Hanger Orthopedic Group, Inc.
	10.250% 06/01/14	995,000	1,054,700
Invacare Corp.
	9.750% 02/15/15	610,000	646,600
ReAble Therapeutics Finance LLC / ReAble Therapeutics Finance Corp.
	11.750% 11/15/14	945,000	897,750
Universal Hospital Services, Inc.
	4.635% 06/01/15 (12/01/09) (c)(d)	380,000	322,050
	PIK,
	8.500% 06/01/15	495,000	485,100
			6,641,512
Healthcare Products Total			6,641,512
Healthcare Services — 4.6%
Medical Products — 0.4%
Rural/Metro Corp.
	9.875% 03/15/15	720,000	705,600
			705,600
Medical-Hospitals — 2.9%
Community Health Systems, Inc.
	2.511% 07/25/14 (10/30/09) (c)(d)(j)	282,652	265,269
	2.511% 07/14/25 (10/30/09) (c)(d)(j)	48,471	45,490
	2.511% 07/25/14 (10/30/09) (c)(d)(j)	25,000	23,463
	2.622% 07/05/14 (11/30/09) (c)(d)(j)	1,996,916	1,874,105
	8.875% 07/15/15	1,345,000	1,378,625
HCA, Inc.
	6.300% 10/01/12	1,170,000	1,123,200
	6.750% 07/15/13	115,000	110,112

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Vanguard Health Holding Co. LLC
	9.000% 10/01/14	655,000	668,100
			5,488,364
Medical-Nursing Homes — 0.4%
Skilled Healthcare Group, Inc.
	11.000% 01/15/14	276,000	285,660
Sun Healthcare Group, Inc.
	9.125% 04/15/15	470,000	467,650
			753,310
MRI/Medical Diagnostic Imaging — 0.9%
Alliance Imaging, Inc.
	7.250% 12/15/12	1,830,000	1,765,950
			1,765,950
Healthcare Services Total			8,713,224
Household Products/Wares — 0.2%
Consumer Products-Miscellaneous — 0.2%
Jarden Corp.
	7.500% 05/01/17	395,000	384,138
			384,138
Household Products/Wares Total			384,138
Pharmaceuticals — 2.0%
Medical-Drugs — 2.0%
Catalent Pharma Solutions, Inc.
	PIK,
	10.250% 04/15/15	1,260,000	1,096,200
Phibro Animal Health Corp.
	10.000% 08/01/13 (b)	910,000	864,500
Talecris Biotherapeutics
	3.960% 12/06/13 (c)(j)	461,938	452,699
	6.960% 12/06/14 (c)(j)	955,000	933,512
Valeant Pharmaceuticals International
	8.375% 06/15/16 (b)	225,000	228,375

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Warner Chilcott Corp.
	8.750% 02/01/15	175,000	179,375
			3,754,661
Pharmaceuticals Total			3,754,661
CONSUMER NON-CYCLICAL TOTAL			28,564,860
DIVERSIFIED — 0.7%
Diversified Holding Companies — 0.7%
Diversified Operations — 0.7%
ESI Tractebel Acquisition Corp.
	7.990% 12/30/11	121,000	120,374
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
	8.125% 06/01/12	770,000	763,263
Leucadia National Corp.
	7.125% 03/15/17	515,000	494,400
			1,378,037
Diversified Holding Companies Total			1,378,037
DIVERSIFIED TOTAL			1,378,037
ENERGY — 10.5%
Coal — 0.4%
Peabody Energy Corp.
	7.375% 11/01/16	530,000	535,300
	7.875% 11/01/26	275,000	264,000
Coal Total			799,300
Oil & Gas — 7.5%
Oil & Gas Drilling — 1.0%
Parker Drilling Co.
	9.625% 10/01/13	325,000	322,156
Pride International, Inc.
	7.375% 07/15/14	1,555,000	1,593,875
			1,916,031
Oil Companies-Exploration & Production — 6.5%
Berry Petroleum Co.
	10.250% 06/01/14	525,000	560,437
Chaparral Energy, Inc.
	8.500% 12/01/15	1,615,000	1,300,075
Chesapeake Energy Corp.
	6.375% 06/15/15	1,565,000	1,453,494
	6.875% 11/15/20	230,000	204,700
Denbury Resources, Inc.
	9.750% 03/01/16	375,000	398,438

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Forest Oil Corp.
	7.750% 05/01/14	15,000	14,700
	8.000% 12/15/11	160,000	162,400
Hilcorp Energy LP/Hilcorp Finance Co.
	9.000% 06/01/16 (b)	365,000	362,263
Kerr-McGee Corp.
	6.950% 07/01/24	90,000	96,358
Linn Energy LLC
	9.875% 07/01/18	660,000	669,900
	11.750% 05/15/17 (b)	295,000	317,863
Mariner Energy, Inc.
	7.500% 04/15/13	590,000	569,350
Newfield Exploration Co.
	6.625% 09/01/14	605,000	594,412
	6.625% 04/15/16	820,000	803,600
PetroHawk Energy Corp.
	9.125% 07/15/13	710,000	729,525
Petroquest Energy, Inc.
	10.375% 05/15/12	865,000	821,750
Plains Exploration & Production Co.
	10.000% 03/01/16	630,000	678,825
Range Resources Corp.
	7.500% 10/01/17	380,000	378,100
Stone Energy Corp.
	8.250% 12/15/11	840,000	789,600
W&T Offshore, Inc.
	8.250% 06/15/14 (b)	350,000	318,500
Whiting Petroleum Corp.
	7.000% 02/01/14	1,060,000	1,046,750
			12,271,040
Oil & Gas Total			14,187,071
Oil & Gas Services — 0.7%
Oil-Field Services — 0.7%
Allis-Chalmers Energy, Inc.
	9.000% 01/15/14	467,000	380,605
Complete Production Services, Inc.
	8.000% 12/15/16	915,000	832,650
			1,213,255
Oil & Gas Services Total			1,213,255

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Pipelines — 1.9%
Copano Energy LLC / Copano Energy Finance Corp.
	7.750% 06/01/18	1,145,000	1,087,750
El Paso Natural Gas Co.
	7.625% 08/01/10	295,000	292,156
MarkWest Energy Partners LP
	6.875% 11/01/14	1,155,000	1,085,700
	8.500% 07/15/16	640,000	633,600
Northwest Pipeline Corp.
	7.125% 12/01/25	150,000	164,032
Regency Energy Partners LP/Regency Energy Finance Corp.
	8.375% 12/15/13	311,000	314,110
Pipelines Total			3,577,348
ENERGY TOTAL			19,776,974
FINANCIALS — 11.5%
Banks — 0.3%
Commercial Banks-Central US — 0.3%
CapitalSource, Inc.
	12.750% 07/15/14 (b)	690,000	687,412
			687,412
Banks Total			687,412
Diversified Financial Services — 6.7%
Finance-Auto Loans — 4.3%
AmeriCredit Corp.
	8.500% 07/01/15	675,000	648,000
Daimler Chrysler 2nd Lien
	6.750% 08/03/13 (10/15/09) (c)(d)(j)	1,790,000	1,618,831
Ford Motor Credit Co.
	5.549% 06/15/11 (12/15/09) (c)(d)	675,000	644,625
	5.700% 01/15/10	785,000	784,775
	7.875% 06/15/10	1,905,000	1,913,347
	12.000% 05/15/15	285,000	314,049
GMAC LLC
	6.750% 12/01/14 (b)	1,212,000	1,030,200
	7.250% 03/02/11 (b)	316,000	304,150
	8.000% 11/01/31 (b)	1,150,000	925,750
			8,183,727
Finance-Investment Banker/Broker — 0.3%
LaBranche & Co., Inc.
	11.000% 05/15/12	585,000	564,525
			564,525

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Finance-Other Services — 1.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
	7.125% 02/15/13	2,150,000	2,069,375
			2,069,375
Investment Management/Advisor Service — 0.4%
Janus Capital Group, Inc.
	6.950% 06/15/17	715,000	680,383
			680,383
Special Purpose Entity — 0.6%
Harley-Davidson Funding Corp.
	6.800% 06/15/18 (b)	1,155,000	1,124,707
			1,124,707
Diversified Financial Services Total			12,622,717
Insurance — 3.3%
Insurance Brokers — 2.1%
HUB International Holdings, Inc.
	9.000% 12/15/14 (b)	1,780,000	1,717,700
Trinity Acquisition Ltd.
	12.875% 12/31/16 (b)(i)	520,000	707,935
USI Holdings Corp.
	4.315% 11/15/14 (11/16/09) (b)(c)(d)	410,000	340,812
	9.750% 05/15/15 (b)	755,000	669,119
Willis North America, Inc.
	6.200% 03/28/17	435,000	425,815
			3,861,381
Multi-Line Insurance — 0.3%
Fairfax Financial Holdings Ltd.
	7.375% 04/15/18	350,000	333,375
	7.750% 07/15/37	260,000	225,225
	8.300% 04/15/26	15,000	13,406
			572,006
Mutual Insurance — 0.0%
Lumbermens Mutual Casualty
	8.450% 12/01/97 (b)(f)	30,000	338
	9.150% 07/01/26 (b)(f)	645,000	7,256
			7,594

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Property/Casualty Insurance — 0.9%
Crum & Forster Holdings Corp.
	7.750% 05/01/17	1,920,000	1,766,400
			1,766,400
Insurance Total			6,207,381
Real Estate Investment Trusts (REITs) — 1.2%
REITS-Health Care — 0.4%
Omega Healthcare Investors, Inc.
	7.000% 04/01/14	780,000	758,550
			758,550
REITS-Office Property — 0.2%
LNR Property
	3.760% 07/12/10 (10/02/09) (c)(d)(j)	159,900	110,331
	3.760% 07/12/10 (10/02/09) (c)(d)(h)(j)	377,652	273,798
			384,129
REITS-Single Tenant — 0.6%
Trustreet Properties, Inc.
	7.500% 04/01/15	1,106,000	1,179,473
			1,179,473
Real Estate Investment Trusts (REITs) Total			2,322,152
FINANCIALS TOTAL			21,839,662
INDUSTRIALS — 7.1%
Aerospace & Defense — 0.8%
Aerospace/Defense — 0.6%
DAE Aviation Holdings, Inc.
	4.165% 07/31/14 (10/30/09) (c)(d)(j)	335,698	300,450
	4.240% 07/31/14 (10/30/09) (c)(d)(j)	343,142	307,112
	11.250% 08/01/15 (b)	720,000	561,600
			1,169,162
Aerospace/Defense-Equipment — 0.2%
BE Aerospace, Inc.
	8.500% 07/01/18	365,000	374,125
			374,125
Aerospace & Defense Total			1,543,287
Building Materials — 1.5%
Building & Construction Products-Miscellaneous — 0.7%
Building Materials Corp. of America
	7.750% 08/01/14	425,000	409,063
Lafarge SA
	6.500% 07/15/16	985,000	984,389
			1,393,452

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Building Products-Cement/Aggregation — 0.8%
Texas Industries, Inc.
	7.250% 07/15/13	1,505,000	1,444,800
	7.250% 07/15/13	75,000	72,000
			1,516,800
Building Materials Total			2,910,252
Building Products — 0.1%
Chemical-Plastics — 0.1%
CPG International I, Inc.
	10.500% 07/01/13	210,000	177,450
			177,450
Building Products Total			177,450
Electrical Components & Equipment — 0.4%
Wire & Cable Products — 0.4%
Belden, Inc.
	7.000% 03/15/17	810,000	770,512
			770,512
Electrical Components & Equipment Total			770,512
Environmental Control — 0.8%
Pollution Control — 0.8%
Geo Sub Corp.
	11.000% 05/15/12	1,775,000	1,579,750
			1,579,750
Environmental Control Total			1,579,750
Metal Fabricate/Hardware — 0.3%
Metal Processors & Fabrication — 0.3%
Neenah Foundary Co.
	9.500% 01/01/17	1,055,000	448,375
			448,375
Steel Pipe & Tube — 0.0%
Mueller Water Products, Inc.
	7.375% 06/01/17	70,000	60,988
			60,988
Metal Fabricate/Hardware Total			509,363
Miscellaneous Manufacturing — 1.2%
Diversified Manufacturing Operators — 1.2%
Actuant Corp.
	6.875% 06/15/17	680,000	632,400
Polypore, Inc.
	8.750% 05/15/12	465,000	453,375
RBS Global, Inc. & Rexnord Corp.
	9.500% 08/01/14	590,000	572,300

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
SPX Corp.
	7.625% 12/15/14	555,000	559,162
			2,217,237
Miscellaneous Manufacturing Total			2,217,237
Packaging & Containers — 0.4%
Containers-Metal/Glass — 0.2%
Crown Americas LLC / Crown Americas Capital Corp.
	7.625% 11/15/13	355,000	358,550
			358,550
Containers-Paper/Plastic — 0.2%
Plastipak Holdings, Inc.
	10.625% 08/15/19 (b)	445,000	471,700
			471,700
Packaging & Containers Total			830,250
Transportation — 1.6%
Automotive — 0.7%
BHM Technologies
	8.500% 10/11/26 (c)(e)(i)	563,368	91,547
	12.250% 11/26/10 (c)(e)(i)(j)	30,719	29,567
Navistar
	3.496% 01/19/12 (c)(j)	1,305,000	1,259,325
			1,380,439
Transportation-Railroad — 0.2%
Kansas City Southern de Mexico SA de CV
	7.375% 06/01/14	280,000	271,600
			271,600
Transportation-Shipping — 0.7%
CEVA Group PLC
	10.000% 09/01/14 (b)	115,000	102,350
Great Lakes Dredge & Dock Corp.
	7.750% 12/15/13	845,000	829,157
Greenbrier Companies, Inc.
	8.375% 05/15/15	485,000	393,456
			1,324,963
Transportation Total			2,977,002
INDUSTRIALS TOTAL			13,515,103

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — 1.9%
Semiconductors — 0.4%
Electronic Components-Miscellaneous — 0.4%
NXP BV/NXP Funding LLC
	7.875% 10/15/14	945,000	741,825
			741,825
Semiconductors Total			741,825
Software — 1.5%
Application Software — 1.4%
SS&C Technologies, Inc.
	11.750% 12/01/13	1,190,000	1,250,987
Sungard Data Systems, Inc.
	4.875% 01/15/14	795,000	715,500
	10.625% 05/15/15 (b)	680,000	720,800
			2,687,287
Transactional Software — 0.1%
Open Solutions, Inc.
	9.750% 02/01/15 (b)	355,000	245,394
			245,394
Software Total			2,932,681
TECHNOLOGY TOTAL			3,674,506
UTILITIES — 7.0%
Electric — 6.8%
Electric-Generation — 0.8%
Cedar Brakes LLC
	8.500% 02/15/14 (b)	81,450	81,057
	9.875% 09/01/13 (b)	109,217	110,719
Intergen NV
	9.000% 06/30/17 (b)	500,000	515,000
Reliant Energy Mid-Atlantic Power Holdings LLC
	9.681% 07/02/26	700,000	728,000
			1,434,776
Electric-Integrated — 3.0%
Energy Future Holdings Corp.
	10.875% 11/01/17	1,115,000	841,825
Ipalco Enterprises, Inc.
	7.250% 04/01/16 (b)	345,000	345,862
Nevada Power Co.
	5.875% 01/15/15	775,000	825,630
	6.500% 04/15/12	200,000	213,717
PNM Resources, Inc.
	9.250% 05/15/15	835,000	843,350
Public Service Co. of New Mexico
	7.950% 05/15/18	585,000	590,024

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Texas Competitive Electric Holdings Co. LLC
	3.754% 10/10/14 (10/09/09) (c)(d)(j)	2,474,500	1,950,353
			5,610,761
Independent Power Producer — 3.0%
AES Corp.
	7.750% 03/01/14	2,140,000	2,156,050
AES Eastern Energy LP
	9.000% 01/02/17	205,179	199,024
NRG Energy, Inc.
	7.250% 02/01/14	260,000	255,450
	7.375% 02/01/16	720,000	696,600
Reliant Energy, Inc.
	7.625% 06/15/14	500,000	490,625
	7.875% 06/15/17	2,025,000	1,976,905
			5,774,654
Electric Total			12,820,191
Gas Utilities — 0.2%
Retail-Propane Distributors — 0.2%
Star Gas Partners LP/Star Gas Finance Co.
	10.250% 02/15/13	361,000	365,512
			365,512
Gas Utilities Total			365,512
UTILITIES TOTAL			13,185,703

	Total Corporate Fixed-Income Bonds & Notes (cost of $177,111,990)		169,575,964

		Shares	Value ($)
Preferred Stocks — 0.2%
FINANCIALS — 0.2%
Real Estate Investment Trusts (REITs) — 0.2%
REITS-Diversified — 0.2%
Sovereign Real Estate Investment Corp., (b)	12.000%	450	450,562
REITS-Diversified Total			450,562
Real Estate Investment Trusts (REITs) Total			450,562
FINANCIALS TOTAL			450,562
TRANSPORTATION — 0.0%
Automotive — 0.0%
BHM Technologies(i)(m)		430	4
Automotive Total			4
TRANSPORTATION TOTAL			4

	Total Preferred Stocks (cost of $561,106)		450,566

Convertible Preferred Stock — 0.2%
TECHNOLOGY — 0.2%
Software — 0.2%
Quadramed Corp. 5.50%(b) (m)		21,300	304,377
Software Total			304,377
TECHNOLOGY TOTAL			304,377

	Total Convertible Preferred Stock (cost of $500,250)		304,377

		Shares	Value ($)
Common Stocks — 0.1%
COMMUNICATIONS — 0.0%
Media — 0.0%
Haights Cross Communications(i)(k)		27,056	—
Ziff Davis Media, Inc.(i)		1,111	11
Media Total			11
COMMUNICATIONS TOTAL			11
CONSUMER CYCLICAL — 0.0%
Airlines — 0.0%
Delta Air Lines, Inc.(m)		338	3,029
Airlines Total			3,029
CONSUMER CYCLICAL TOTAL			3,029
CONSUMER NON-CYCLICAL — 0.1%
Consumer Services — 0.1%
World Color Press, Inc.(m)		12,228	117,389
Consumer Services Total			117,389
CONSUMER NON-CYCLICAL TOTAL			117,389
INDUSTRIALS — 0.0%
Road & Rail — 0.0%
Quality Distribution, Inc.(m)		195	657
Road & Rail Total			657
INDUSTRIALS TOTAL			657
INFORMATION TECHNOLOGY — 0.0%
Communications Equipment — 0.0%
Loral Space & Communications, Inc.(m)		6	165
Communications Equipment Total			165
INFORMATION TECHNOLOGY TOTAL			165
TRANSPORTATION — 0.0%
Automotive — 0.0%
BHM Technologies(i)(m)		35,922	359
Automotive Total			359
TRANSPORTATION TOTAL			359
UTILITIES — 0.0%
Gas Utilities — 0.0%
Star Gas Partners LP(m)		10,300	37,389
Gas Utilities Total			37,389
UTILITIES TOTAL			37,389

	Total Common Stocks (cost of $1,668,134)		158,999

		Units	Value ($)
Warrants — 0.0%
COMMUNICATIONS — 0.0%
Telecommunication Services — 0.0%
Colo.Com, Inc.	Expires 03/15/10(b)(i)(k)(m)	125	—
	Telecommunication Services Total		—
Media — 0.0%
Multimedia — 0.0%
Haights Cross Communications	Expires 12/10/11(b)(i)(k)(m)	318	—
Multimedia Total			—
Media Total			—
COMMUNICATIONS TOTAL			—
CONSUMER NON-CYCLICAL — 0.0%
Commercial Services — 0.0%
World Color Press, Inc.	Expires 07/14/20(m)	13,860	35,343
Commercial Services Total			35,343
CONSUMER NON-CYCLICAL TOTAL			35,343

	Total Warrants (cost of $258,206)		35,343

		Par (a)
Convertible Bonds — 0.0%
COMMUNICATIONS — 0.0%
Internet — 0.0%
Web Portals/ISP — 0.0%
At Home Corp.
	4.750% 12/15/06 (e)(i)(l)	296,350	30
Web Portals/ISP Total			30
Internet Total			30
COMMUNICATIONS TOTAL			30
CONSUMER CYCLICAL — 0.0%
Airlines — 0.0%
Delta Air Lines, Inc.
	8.000% 06/03/49 (l)	690,000	4,140
Airlines Total			4,140
CONSUMER CYCLICAL TOTAL			4,140

	Total Convertible Bonds (cost of $23,023)		4,170

Short-Term Obligation — 7.9%
	Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/09, due 10/01/09 at 0.010%, collateralized by a U.S. Government Agency obligation maturing 08/25/11, market value $15,295,181 (repurchase proceeds $14,992,004)	14,992,000	14,992,000

	Total Short-Term Obligation (cost of $14,992,000)		14,992,000

	Total Investments — 98.0% (cost of $195,114,709)(n)(o)		185,521,419

	Other Assets & Liabilities, Net — 2.0%		3,646,657

	Net Assets — 100.0%		189,168,076

Notes to Investment Portfolio:

*Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.  The determination of fair value often requires significant judgment.  To determine fair value, management may use assumptions including but not limited to future cashflows and estimated risk premiums.  Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2009, in valuing the Funds assets:

Description	Quoted (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$—	$16,063,704	$—	$16,063,704
Communications	—	29,115,229	19,562	29,134,791
Consumer Cyclical	—	22,418,113	24,511	22,442,624
Consumer Non-Cyclical	—	28,564,860	—	28,564,860
Diversified	—	1,378,037	—	1,378,037
Energy	—	19,776,974	—	19,776,974
Financials	—	21,839,662	—	21,839,662
Industrials	—	13,393,989	121,114	13,515,103
Technology	—	3,674,506	—	3,674,506
Utilities	—	13,185,703	—	13,185,703
Total Corporate Fixed-Income Bonds & Notes	—	169,410,777	165,187	169,575,964
Preferred Stock
Financials	—	450,562	—	450,562
Transportation	—	—	4	4
Total Preferred Stock	—	450,562	4	450,566
Total Convertible Preferred Stock	—	304,377	—	304,377
Common Stocks
Communications	—	—	11	11
Consumer Cyclical	3,029	—	—	3,029
Consumer Non-Cyclical	117,389	—	—	117,389
Information Technology	657	—	—	657
Technology	165	—	—	165
Transportation	—	—	359	359
Utilities	37,389	—	—	37,389
Total Common Stocks	158,629	—	370	158,999
Total Warrants	35,343	—	—	35,343
Convertible Bonds
Communications	—	—	30	30
Consumer Cyclical	—	4,140	—	4,140
Total Convertible Bonds	—	4,140	30	4,170
Total Short-Term Obligation	—	14,992,000	—	14,992,000
Total Investments	$193,972	$185,161,856	$165,591	$185,521,419

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the nine month period ending September 30, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

The following table reconciles asset balances for the nine month period ending September 30, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2009
Corporate Fixed-Income Bonds & Notes
Communications	$80,204	$—	$(2,909)	$(56,927)	$17,185	$(17,991)	$—	$—	$19,562

Consumer Cyclical	27,923	(5)	431	917	—	(4,755)	—	—	24,511

Industrials	417,504	—	—	(206,459)	45,172	(135,103)	—	—	121,114

Preferred Stocks
Communications	—	—	—	—	—	—	—	—	—

Financials	92,500	—	(11,100)	(18,500)	—	(62,900)	—	—	—

Transportation	4	—	—	—	—	—	—	—	4

Common Stocks
Communications	92,001	—	—	(91,990)	—	—	—	—	11

Transportation	359	—	—	—	—	—	—	—	359

Convertible Bonds
Communications	30	—	—	—	—	—	—	—	30

Warrants
Communications	1,078	—	(190)	(888)	—	—	—	—	—

	$711,603	$(5)	$(13,768)	$(373,847)	$62,357	$(220,749)	$—	$—	$165,591

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the fiscal period.

The change in unrealized depreciation attributable to securities owned at September 30, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $262,468.

(a)	Principal amount is stated in United States dollars unless otherwise noted.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities, which are not illiquid except for the following, amounted to $33,336,242, which represents 17.6% of net assets.

Security	Acquisition Date	Par/Shares/Units	Acquisition Cost	Market Value
Colo.Com, Inc. 13.875% 03/15/10	06/22/05	$103,096	$34,309	$—

Colo.Com, Inc. Warrants Expire 03/15/10	08/10/00 - 04/03/01	125	13,519	—

Haights Cross Communications
Warrants Expire 12/10/11	01/15/04 - 02/03/06	318	—	—

Quadramed Corp. Convertible
Preferred Stock 5.500%	06/16/04 - 02/01/06	21,300	500,250	304,377

Sovereign Real Estate Investment Corp. Preferred Stock 12.000%	08/21/00 - 10/17/06	450	561,082	450,562

Trinity Acquisition Ltd. 12.875% 12/31/16	03/04/09	520,000	520,000	707,935
				$1,462,874

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2009.

(d)	Parenthetical date represents the next reset date for the security.

(e)	The issuer is in default of certain debt covenants. Income is not being accrued. At September 30, 2009, the value of these securities amounted to $1,050,019, which represents 0.6% of net assets.

(f)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At September 30, 2009, the value of these securities amounted to $1,819,861, which represents 1.0% of net assets.

(g)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is being accrued. At September 30, 2009, the value of this security amounted to $1,256,612, which represents 0.7% of net assets.

(h)	Security purchased on a delayed delivery basis.

(i)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2009, the value of these securities amounted to $873,526, which represents 0.5% of net assets.

(j)	Loan participation agreement.

(k)	Security has no value.

(l)	Position reflects anticipated residual bankruptcy claims. Income is not being accrued.

(m)	Non-income producing security.

(n)	Cost for federal income tax purposes is $195,927,850.

(o)	Unrealized appreciation and depreciation at September 30, 2009 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
$6,801,915	$(17,208,346)	$(10,406,431)

Acronym	Name
CAD	Canadian Dollar
PIK	Payment-In-Kind

INVESTMENT PORTFOLIO
September 30, 2009 (Unaudited)	Columbia Marsico 21st Century Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 97.1%
CONSUMER DISCRETIONARY — 16.1%
Automobiles — 0.4%
	Ford Motor Co. (a)	85,708	617,955
Automobiles Total			617,955
Hotels, Restaurants & Leisure — 3.2%
	Chipotle Mexican Grill, Inc., Class A (a)	8,129	788,919
	Vail Resorts, Inc. (a)	77,922	2,613,504
	Wynn Resorts Ltd. (a)	21,947	1,555,823
Hotels, Restaurants & Leisure Total			4,958,246
Household Durables — 1.8%
	Cyrela Brazil Realty SA	164,300	2,137,680
	Gafisa SA, ADR	25,261	766,924
Household Durables Total			2,904,604
Media — 5.0%
	CBS Corp., Class B	206,176	2,484,421
	Walt Disney Co.	195,211	5,360,494
Media Total			7,844,915
Multiline Retail — 0.8%
	Lojas Renner SA	70,700	1,239,525
Multiline Retail Total			1,239,525
Specialty Retail — 2.1%
	Home Depot, Inc.	85,454	2,276,495
	Penske Auto Group, Inc. (a)	51,340	984,701
Specialty Retail Total			3,261,196
Textiles, Apparel & Luxury Goods — 2.8%
	Polo Ralph Lauren Corp.	45,514	3,487,283
	Under Armour, Inc., Class A (a)	30,498	848,759
Textiles, Apparel & Luxury Goods Total			4,336,042
CONSUMER DISCRETIONARY TOTAL			25,162,483
CONSUMER STAPLES — 2.0%
Beverages — 2.0%
	Anheuser-Busch InBev NV	67,293	3,077,018
Beverages Total			3,077,018
CONSUMER STAPLES TOTAL			3,077,018
ENERGY — 7.4%
Energy Equipment & Services — 4.0%
	National Oilwell Varco, Inc. (a)	70,456	3,038,768
	Pride International, Inc. (a)	106,996	3,256,958
Energy Equipment & Services Total			6,295,726

1

		Shares	Value ($)*
Common Stocks — (continued)
ENERGY — (CONTINUED)
Oil, Gas & Consumable Fuels — 3.4%
	Petroleo Brasileiro SA, ADR	116,298	5,338,078
Oil, Gas & Consumable Fuels Total			5,338,078
ENERGY TOTAL			11,633,804
FINANCIALS — 33.5%
Capital Markets — 8.0%
	Goldman Sachs Group, Inc.	26,515	4,888,040
	Jefferies Group, Inc. (a)	193,921	5,280,469
	State Street Corp.	44,151	2,322,343
Capital Markets Total			12,490,852
Commercial Banks — 16.9%
	City National Corp.	74,509	2,900,635
	CVB Financial Corp.	101,270	768,639
	ICICI Bank Ltd., ADR	54,298	2,093,731
	Itau Unibanco Holding SA, ADR	129,120	2,601,768
	PNC Financial Services Group, Inc.	64,381	3,128,273
	Standard Chartered PLC	38,460	948,284
	U.S. Bancorp	270,993	5,923,907
	Wells Fargo & Co.	289,458	8,156,927
Commercial Banks Total			26,522,164
Diversified Financial Services — 5.8%
	JPMorgan Chase & Co.	209,251	9,169,379
Diversified Financial Services Total			9,169,379
Real Estate Investment Trusts (REITs) — 0.7%
	Taubman Centers, Inc.	32,303	1,165,492
Real Estate Investment Trusts (REITs) Total			1,165,492
Real Estate Management & Development — 0.8%
	Colony Financial, Inc. (a)	26,613	520,284
	Hang Lung Properties Ltd.	186,000	681,853
Real Estate Management & Development Total			1,202,137
Thrifts & Mortgage Finance — 1.3%
	First Niagara Financial Group, Inc.	160,727	1,981,764
Thrifts & Mortgage Finance Total			1,981,764
FINANCIALS TOTAL			52,531,788
HEALTH CARE — 7.2%
Biotechnology — 3.4%
	Celgene Corp. (a)	57,884	3,235,716
	Gilead Sciences, Inc. (a)	44,148	2,056,414
Biotechnology Total			5,292,130

2

		Shares	Value ($)*
Common Stocks — (continued)
HEALTH CARE — (CONTINUED)
Health Care Equipment & Supplies — 3.3%
	Intuitive Surgical, Inc. (a)	19,993	5,243,164
Health Care Equipment & Supplies Total			5,243,164
Health Care Technology — 0.5%
	athenahealth, Inc. (a)	20,603	790,537
Health Care Technology Total			790,537
HEALTH CARE TOTAL			11,325,831
INDUSTRIALS — 5.9%
Aerospace & Defense — 2.6%
	Precision Castparts Corp.	40,035	4,078,365
Aerospace & Defense Total			4,078,365
Construction & Engineering — 0.5%
	Aecom Technology Corp. (a)	25,689	697,200
Construction & Engineering Total			697,200
Electrical Equipment — 2.8%
	Vestas Wind Systems A/S (a)	60,355	4,384,331
Electrical Equipment Total			4,384,331
INDUSTRIALS TOTAL			9,159,896
INFORMATION TECHNOLOGY — 17.7%
Communications Equipment — 4.3%
	Juniper Networks, Inc. (a)	88,600	2,393,972
	QUALCOMM, Inc.	95,365	4,289,518
Communications Equipment Total			6,683,490
Computers & Peripherals — 3.9%
	Apple, Inc. (a)	32,910	6,100,527
Computers & Peripherals Total			6,100,527
Internet Software & Services — 3.1%
	Google, Inc., Class A (a)	9,826	4,872,222
Internet Software & Services Total			4,872,222
IT Services — 1.8%
	MasterCard, Inc., Class A	14,412	2,913,386
IT Services Total			2,913,386
Software — 4.6%
	Adobe Systems, Inc. (a)	118,998	3,931,694
	Citrix Systems, Inc. (a)	83,801	3,287,513
Software Total			7,219,207
INFORMATION TECHNOLOGY TOTAL			27,788,832
MATERIALS — 3.0%
Chemicals — 0.9%
	Monsanto Co.	18,685	1,446,219
Chemicals Total			1,446,219

3

		Shares	Value ($)*
Common Stocks — (continued)
MATERIALS — (CONTINUED)
Metals & Mining — 2.1%
	BHP Billiton PLC	120,577	3,313,695
Metals & Mining Total			3,313,695
MATERIALS TOTAL			4,759,914
TELECOMMUNICATION SERVICES — 4.3%
Wireless Telecommunication Services — 4.3%
	Crown Castle International Corp. (a)	214,829	6,737,037
Wireless Telecommunication Services Total			6,737,037
TELECOMMUNICATION SERVICES TOTAL			6,737,037

	Total Common Stocks (cost of $112,379,775)		152,176,603

Preferred Stock — 0.5%
CONSUMER DISCRETIONARY — 0.5%
Automobiles — 0.5%
	Volkswagen AG	7,083	824,967
Automobiles Total			824,967
CONSUMER DISCRETIONARY TOTAL			824,967

	Total Preferred Stock (cost of $395,258)		824,967

		Par ($)
Short-Term Obligation — 2.7%
	Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/09, due 10/01/09, at 0.010%, collateralized by a U.S. Government Agency obligation maturing 06/15/12, market value $4,226,850 (repurchase proceeds $4,140,001)	4,140,000	4,140,000

	Total Short-Term Obligation (cost of $4,140,000)		4,140,000

	Total Investments — 100.3% (cost of $116,915,033)(b)(c)		157,141,570

	Other Assets & Liabilities, Net — (0.3)%		(466,138)

	Net Assets — 100.0%		156,675,432

4

Notes to Investment Portfolio:

* Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation   techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

The following table summarizes the inputs used, as of September 30, 2009, 2009 in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$25,162,483	$—	$—	$25,162,483
Consumer Staples	—	3,077,018	—	3,077,018
Energy	11,633,804	—	—	11,633,804
Financials	50,901,651	1,630,137	—	52,531,788
Health Care	11,325,831	—	—	11,325,831
Industrials	4,775,565	4,384,331	—	9,159,896
Information Technology	27,788,832	—	—	27,788,832
Materials	1,446,219	3,313,695	—	4,759,914
Telecommunication Services	6,737,037	—	—	6,737,037
Total Common Stocks	139,771,422	12,405,181	—	152,176,603
Total Preferred Stock	—	824,967	—	824,967
Total Short-Term Obligation	—	4,140,000	—	4,140,000
Total Investments	$139,771,422	$17,370,148	$—	$157,141,570

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $116,915,033.

(c)	Unrealized appreciation and depreciation at September 30, 2009 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$41,090,813	$(864,276)	$40,226,537

Acronym	Name
ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO
September 30, 2009 (Unaudited)	Columbia Marsico Focused Equities Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 94.8%
CONSUMER DISCRETIONARY — 7.7%
Hotels, Restaurants & Leisure — 6.2%
	McDonald’s Corp.	68,461	3,907,069
	Wynn Resorts Ltd. (a)	26,232	1,859,587
Hotels, Restaurants & Leisure Total			5,766,656
Specialty Retail — 1.5%
	Lowe’s Companies, Inc.	67,300	1,409,262
Specialty Retail Total			1,409,262
CONSUMER DISCRETIONARY TOTAL			7,175,918
CONSUMER STAPLES — 0.5%
Food & Staples Retailing — 0.5%
	CVS Caremark Corp.	14,051	502,183
Food & Staples Retailing Total			502,183
CONSUMER STAPLES TOTAL			502,183
ENERGY — 8.9%
Energy Equipment & Services — 5.3%
	Transocean Ltd. (a)	57,191	4,891,546
Energy Equipment & Services Total			4,891,546
Oil, Gas & Consumable Fuels — 3.6%
	Petroleo Brasileiro SA, ADR	73,460	3,371,814
Oil, Gas & Consumable Fuels Total			3,371,814
ENERGY TOTAL			8,263,360
FINANCIALS — 22.3%
Capital Markets — 5.0%
	Goldman Sachs Group, Inc.	25,258	4,656,312
Capital Markets Total			4,656,312
Commercial Banks — 10.4%
	HSBC Holdings PLC, ADR	32,600	1,869,610
	ICICI Bank Ltd., ADR	26,354	1,016,210
	U.S. Bancorp	130,068	2,843,287
	Wells Fargo & Co.	140,434	3,957,430
Commercial Banks Total			9,686,537
Consumer Finance — 1.5%
	American Express Co.	41,053	1,391,697
Consumer Finance Total			1,391,697

1

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (CONTINUED)
Diversified Financial Services — 5.4%
	JPMorgan Chase & Co.	115,984	5,082,419
Diversified Financial Services Total			5,082,419
FINANCIALS TOTAL			20,816,965
HEALTH CARE — 7.0%
Biotechnology — 2.4%
	Gilead Sciences, Inc. (a)	48,180	2,244,224
Biotechnology Total			2,244,224
Pharmaceuticals — 4.6%
	Abbott Laboratories	59,613	2,949,055
	Merck & Co., Inc.	42,728	1,351,487
Pharmaceuticals Total			4,300,542
HEALTH CARE TOTAL			6,544,766
INDUSTRIALS — 10.0%
Aerospace & Defense — 3.9%
	General Dynamics Corp.	55,989	3,616,889
Aerospace & Defense Total			3,616,889
Road & Rail — 6.1%
	Norfolk Southern Corp.	42,359	1,826,097
	Union Pacific Corp.	66,404	3,874,673
Road & Rail Total			5,700,770
INDUSTRIALS TOTAL			9,317,659
INFORMATION TECHNOLOGY — 30.5%
Communications Equipment — 4.8%
	Juniper Networks, Inc. (a)	31,282	845,240
	QUALCOMM, Inc.	79,908	3,594,262
Communications Equipment Total			4,439,502
Computers & Peripherals — 9.9%
	Apple, Inc. (a)	26,985	5,002,209
	International Business Machines Corp.	35,596	4,257,638
Computers & Peripherals Total			9,259,847
Internet Software & Services — 8.5%
	Baidu, Inc., ADR (a)	7,178	2,806,957
	Google, Inc., Class A (a)	10,410	5,161,798
Internet Software & Services Total			7,968,755
IT Services — 5.5%
	MasterCard, Inc., Class A	10,932	2,209,904
	Visa, Inc., Class A	42,257	2,920,381
IT Services Total			5,130,285

2

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (CONTINUED)
Semiconductors & Semiconductor Equipment — 1.8%
	Intel Corp.	87,487	1,712,121
Semiconductors & Semiconductor Equipment Total			1,712,121
INFORMATION TECHNOLOGY TOTAL			28,510,510
MATERIALS — 7.9%
Chemicals — 5.5%
	Dow Chemical Co.	123,670	3,224,077
	Monsanto Co.	11,379	880,734
	Potash Corp. of Saskatchewan, Inc.	11,232	1,014,699
Chemicals Total			5,119,510
Metals & Mining — 2.4%
	BHP Billiton PLC, ADR	41,100	2,264,610
Metals & Mining Total			2,264,610
MATERIALS TOTAL			7,384,120

	Total Common Stocks (cost of $72,242,820)		88,515,481

		Par ($)
Short-Term Obligation — 4.5%
	Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/09, due 10/01/09 at 0.010%, collateralized by a U.S. Government Agency obligation maturing 06/15/12, market value $4,302,600 (repurchase proceeds $4,217,001)	4,217,000	4,217,000

	Total Short-Term Obligation (cost of $4,217,000)		4,217,000

	Total Investments — 99.3% (cost of $76,459,820)(b)(c)		92,732,481

	Other Assets & Liabilities, Net — 0.7%		676,568

	Net Assets — 100.0%		93,409,049

3

Notes to Investment Portfolio:

*                 Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flowsand estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

The following table summarizes the inputs used, as of September 30, 2009, 2009 in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$7,175,918	$—	$—	$7,175,918
Consumer Staples	502,183	—	—	502,183
Energy	8,263,360	—	—	8,263,360
Financials	20,816,965	—	—	20,816,965
Health Care	6,544,766	—	—	6,544,766
Industrials	9,317,659	—	—	9,317,659
Information Technology	28,510,510	—	—	28,510,510
Materials	7,384,120	—	—	7,384,120
Total Common Stocks	88,515,481	—	—	88,515,481
Total Short-Term Obligation	—	4,217,000	—	4,217,000
Total Investments	$88,515,481	$4,217,000	$—	$92,732,481

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $76,459,820.

(c)	Unrealized appreciation and depreciation at September 30, 2009 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$18,552,578	$(2,279,917)	$16,272,661

Acronym	Name
ADR	American Depositary Receipt

5

INVESTMENT PORTFOLIO
September 30, 2009 (Unaudited)	Columbia Marsico Growth Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 95.3%
CONSUMER DISCRETIONARY — 15.2%
Hotels, Restaurants & Leisure — 7.6%
	McDonald’s Corp.	1,460,283	83,338,351
	Starwood Hotels & Resorts Worldwide, Inc.	1,313,203	43,375,095
	Wynn Resorts Ltd. (a)	166,073	11,772,915
	Yum! Brands, Inc.	516,389	17,433,292
Hotels, Restaurants & Leisure Total			155,919,653
Internet & Catalog Retail — 2.1%
	Amazon.com, Inc. (a)	453,066	42,298,242
Internet & Catalog Retail Total			42,298,242
Media — 1.1%
	DIRECTV Group, Inc. (a)	789,235	21,767,101
Media Total			21,767,101
Specialty Retail — 1.9%
	Advance Auto Parts, Inc.	504,450	19,814,796
	Lowe’s Companies, Inc.	950,158	19,896,309
Specialty Retail Total			39,711,105
Textiles, Apparel & Luxury Goods — 2.5%
	NIKE, Inc., Class B	784,669	50,768,084
Textiles, Apparel & Luxury Goods Total			50,768,084
CONSUMER DISCRETIONARY TOTAL			310,464,185
CONSUMER STAPLES — 0.4%
Food & Staples Retailing — 0.4%
	CVS Caremark Corp.	241,839	8,643,326
Food & Staples Retailing Total			8,643,326
CONSUMER STAPLES TOTAL			8,643,326
ENERGY — 8.9%
Energy Equipment & Services — 5.2%
	National-Oilwell Varco, Inc. (a)	432,500	18,653,725
	Transocean Ltd. (a)	1,017,791	87,051,664
Energy Equipment & Services Total			105,705,389
Oil, Gas & Consumable Fuels — 3.7%
	EOG Resources, Inc.	70,279	5,868,999
	Petroleo Brasileiro SA, ADR	1,375,354	63,128,749
	XTO Energy, Inc.	185,040	7,645,853
Oil, Gas & Consumable Fuels Total			76,643,601
ENERGY TOTAL			182,348,990

1

		Shares	Value ($)*
Common Stocks — (continued)
FINANCIALS — 16.5%
Capital Markets — 3.9%
	Goldman Sachs Group, Inc.	429,827	79,238,608
Capital Markets Total			79,238,608
Commercial Banks — 7.1%
	HSBC Holdings PLC, ADR	705,300	40,448,955
	U.S. Bancorp	1,433,266	31,331,195
	Wells Fargo & Co.	2,582,326	72,769,946
Commercial Banks Total			144,550,096
Consumer Finance — 0.7%
	American Express Co.	407,778	13,823,674
Consumer Finance Total			13,823,674
Diversified Financial Services — 4.8%
	JPMorgan Chase & Co.	2,259,667	99,018,608
Diversified Financial Services Total			99,018,608
FINANCIALS TOTAL			336,630,986
HEALTH CARE — 6.2%
Biotechnology — 1.7%
	Gilead Sciences, Inc. (a)	728,336	33,925,891
Biotechnology Total			33,925,891
Pharmaceuticals — 4.5%
	Abbott Laboratories	1,271,585	62,905,310
	Merck & Co., Inc.	911,780	28,839,601
Pharmaceuticals Total			91,744,911
HEALTH CARE TOTAL			125,670,802
INDUSTRIALS — 6.9%
Aerospace & Defense — 1.8%
	General Dynamics Corp.	577,780	37,324,588
Aerospace & Defense Total			37,324,588
Road & Rail — 5.1%
	Norfolk Southern Corp.	680,189	29,322,948
	Union Pacific Corp.	1,266,807	73,918,188
Road & Rail Total			103,241,136
INDUSTRIALS TOTAL			140,565,724
INFORMATION TECHNOLOGY — 28.4%
Communications Equipment — 5.2%
	Juniper Networks, Inc. (a)	1,131,011	30,559,917
	QUALCOMM, Inc.	1,699,614	76,448,638
Communications Equipment Total			107,008,555

2

		Shares	Value ($)*
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (CONTINUED)
Computers & Peripherals — 7.8%
	Apple, Inc. (a)	522,661	96,885,669
	International Business Machines Corp.	522,578	62,505,555
Computers & Peripherals Total			159,391,224
Internet Software & Services — 6.2%
	Baidu, Inc., ADR (a)	60,399	23,619,029
	Google, Inc., Class A (a)	166,488	82,553,075
	Yahoo!, Inc. (a)	1,086,210	19,345,400
Internet Software & Services Total			125,517,504
IT Services — 5.0%
	MasterCard, Inc., Class A	225,693	45,623,840
	Visa, Inc., Class A	829,122	57,300,621
IT Services Total			102,924,461
Semiconductors & Semiconductor Equipment — 2.9%
	Intel Corp.	1,658,595	32,458,704
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,412,390	26,439,795
Semiconductors & Semiconductor Equipment Total			58,898,499
Software — 1.3%
	Adobe Systems, Inc. (a)	815,365	26,939,660
Software Total			26,939,660
INFORMATION TECHNOLOGY TOTAL			580,679,903
MATERIALS — 10.8%
Chemicals — 7.8%
	Air Products & Chemicals, Inc.	210,848	16,357,588
	Dow Chemical Co.	2,658,871	69,316,767
	Potash Corp. of Saskatchewan, Inc.	232,474	21,001,701
	PPG Industries, Inc.	522,132	30,393,304
	Praxair, Inc.	271,324	22,164,457
	Yingde Gases (a)	1,310,500	1,183,670
Chemicals Total			160,417,487

3

		Shares	Value ($)*
Common Stocks — (continued)
MATERIALS — (CONTINUED)
Metals & Mining — 3.0%
	BHP Billiton PLC, ADR	1,101,967	60,718,382
Metals & Mining Total			60,718,382
MATERIALS TOTAL			221,135,869
TELECOMMUNICATION SERVICES — 1.0%
Wireless Telecommunication Services — 1.0%
	American Tower Corp., Class A (a)	560,607	20,406,095
Wireless Telecommunication Services Total			20,406,095
TELECOMMUNICATION SERVICES TOTAL			20,406,095
UTILITIES — 1.0%
Independent Power Producers & Energy Traders — 1.0%
	NRG Energy, Inc. (a)	740,102	20,863,475
Independent Power Producers & Energy Traders Total			20,863,475
UTILITIES TOTAL			20,863,475

	Total Common Stocks (cost of $1,677,408,820)		1,947,409,355

Preferred Stock — 0.3%
FINANCIALS — 0.3%
Commercial Banks — 0.3%
	Wells Fargo & Co., Series J, 8.000%	245,950	6,126,615
Commercial Banks Total			6,126,615
FINANCIALS TOTAL			6,126,615

	Total Preferred Stock (cost of $4,662,930)		6,126,615

		Par ($)
Short-Term Obligation — 3.1%
	Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/09, due 10/01/09 at 0.010%, collateralized by U.S. Government Agency obligations with various maturities to 06/15/12, market value $65,569,200 (repurchase proceeds $64,280,018)	64,280,000	64,280,000

	Total Short-Term Obligation (cost of $64,280,000)		64,280,000

	Total Investments — 98.7% (cost of $1,746,351,750)(b)(c)		2,017,815,970

	Other Assets & Liabilities, Net — 1.3%		25,921,524

	Net Assets — 100.0%		2,043,737,494

4

Notes to Investment Portfolio:

*                 Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flowsand estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

The following table summarizes the inputs used, as of September 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$310,464,185	$—	$—	$310,464,185
Consumer Staples	8,643,326	—	—	8,643,326
Energy	182,348,990	—	—	182,348,990
Financials	336,630,986	—	—	336,630,986
Health Care	125,670,802	—	—	125,670,802
Industrials	140,565,724	—	—	140,565,724
Information Technology	580,679,903	—	—	580,679,903
Materials	219,952,199	1,183,670	—	221,135,869
Telecommunication Services	20,406,095	—	—	20,406,095
Utilities	20,863,475	—	—	20,863,475
Total Common Stocks	1,946,225,685	1,183,670	—	1,947,409,355
Total Preferred Stock	6,126,615	—	—	6,126,615
Total Short-Term Obligation	—	64,280,000	—	64,280,000
Total Investments	$1,952,352,300	$65,463,670	$—	$2,017,815,970

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the nine month period ending September 30, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2009
Common Stocks
Information Technolgy	$45	$—	$459	$(45)	$—	$(459)	$—	$—	$—

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the fiscal period.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $1,746,351,750.

(c)	Unrealized appreciation and depreciation at September 30, 2009 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$319,980,672	$(48,516,452)	$271,464,220

Acronym	Name
ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO
September 30, 2009 (Unaudited)	Columbia Marsico International Opportunities Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 95.8%
CONSUMER DISCRETIONARY — 8.5%
Automobiles — 4.2%
	Daimler AG, Registered Shares	154,893	7,799,673
	Honda Motor Co., Ltd.	67,500	2,046,733
Automobiles Total			9,846,406
Hotels, Restaurants & Leisure — 1.2%
	Accor SA	21,353	1,189,459
	Ctrip.com International Ltd., ADR (a)	28,100	1,651,999
Hotels, Restaurants & Leisure Total			2,841,458
Household Durables — 1.8%
	Cyrela Brazil Realty SA	109,900	1,429,891
	Gafisa SA	196,232	2,955,221
Household Durables Total			4,385,112
Specialty Retail — 1.3%
	Esprit Holdings Ltd.	466,500	3,128,533
Specialty Retail Total			3,128,533
CONSUMER DISCRETIONARY TOTAL			20,201,509
CONSUMER STAPLES — 6.9%
Beverages — 2.0%
	Anheuser-Busch InBev NV	104,551	4,780,665
Beverages Total			4,780,665
Food & Staples Retailing — 2.6%
	FamilyMart Co., Ltd.	38,100	1,225,747
	Metro AG	43,634	2,468,411
	Tesco PLC	373,724	2,391,352
Food & Staples Retailing Total			6,085,510
Food Products — 1.3%
	Nestle SA, Registered Shares	69,927	2,983,069
Food Products Total			2,983,069
Household Products — 1.0%
	Reckitt Benckiser Group PLC	48,905	2,390,059
Household Products Total			2,390,059
CONSUMER STAPLES TOTAL			16,239,303
ENERGY — 10.5%
Energy Equipment & Services — 3.9%
	Transocean Ltd. (a)	109,234	9,342,784
Energy Equipment & Services Total			9,342,784
Oil, Gas & Consumable Fuels — 6.6%
	BP PLC	401,432	3,555,475
	CNOOC Ltd.	1,724,200	2,335,928

1

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
	OGX Petroleo e Gas Participacoes SA	2,500	1,912,099
	Petroleo Brasileiro SA, ADR	136,848	6,281,323
	Reliance Industries Ltd., GDR (a)(b)	15,350	1,413,735
	Suncor Energy, Inc.	188	6,508
Oil, Gas & Consumable Fuels Total			15,505,068
ENERGY TOTAL			24,847,852
FINANCIALS — 25.4%
Capital Markets — 6.7%
	Credit Suisse Group AG, Registered Shares	161,688	8,999,596
	Daiwa Securities Group, Inc.	814,000	4,187,511
	Julius Baer Holding AG	49,791	2,492,894
Capital Markets Total			15,680,001
Commercial Banks — 14.2%
	Banco Bilbao Vizcaya Argentaria SA	283,365	5,042,790
	BNP Paribas	45,932	3,673,749
	HSBC Holdings PLC	658,200	7,534,925
	ICICI Bank Ltd., ADR	121,830	4,697,765
	Itau Unibanco Holding SA, ADR	197,174	3,973,056
	Mizuho Financial Group, Inc.	3,116,100	6,159,407
	Standard Chartered PLC	101,157	2,494,166
Commercial Banks Total			33,575,858
Real Estate Management & Development — 4.5%
	CapitaLand Ltd.	1,594,000	4,172,542
	Cheung Kong Holdings Ltd.	370,000	4,661,251
	Hang Lung Properties Ltd.	257,000	942,131
	Sun Hung Kai Properties Ltd.	63,000	924,996
Real Estate Management & Development Total			10,700,920
FINANCIALS TOTAL			59,956,779
HEALTH CARE — 7.1%
Biotechnology — 3.1%
	Actelion Ltd., Registered Shares (a)	37,976	2,360,923
	CSL Ltd.	173,441	5,105,531
Biotechnology Total			7,466,454
Life Sciences Tools & Services — 2.6%
	Lonza Group AG, Registered Shares	55,751	6,077,687
Life Sciences Tools & Services Total			6,077,687

2

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — 1.4%
	Teva Pharmaceutical Industries Ltd., ADR	65,710	3,322,297
Pharmaceuticals Total			3,322,297
HEALTH CARE TOTAL			16,866,438
INDUSTRIALS — 14.1%
Airlines — 0.5%
	Singapore Airlines Ltd.	130,000	1,271,273
Airlines Total			1,271,273
Building Products — 1.0%
	Daikin Industries Ltd.	66,068	2,363,371
Building Products Total			2,363,371
Construction & Engineering — 0.8%
	Hochtief AG	23,508	1,793,611
Construction & Engineering Total			1,793,611
Electrical Equipment — 9.0%
	ABB Ltd., Registered Shares (a)	115,793	2,326,945
	Alstom SA	53,638	3,922,631
	Gamesa Corp., Tecnologica SA	194,648	4,366,150
	Schneider Electric SA	11,192	1,135,389
	Vestas Wind Systems A/S (a)	131,990	9,588,068
Electrical Equipment Total			21,339,183
Trading Companies & Distributors — 2.8%
	Marubeni Corp.	1,056,000	5,291,411
	Noble Group Ltd.	783,000	1,348,592
Trading Companies & Distributors Total			6,640,003
INDUSTRIALS TOTAL			33,407,441
INFORMATION TECHNOLOGY — 10.6%
Electronic Equipment, Instruments & Components — 2.2%
	HON HAI Precision Industry Co., Ltd.	1,281,617	5,128,431
Electronic Equipment, Instruments & Components Total			5,128,431
Internet Software & Services — 1.2%
	Baidu, Inc., ADR (a)	4,552	1,780,060
	Tencent Holdings Ltd.	72,500	1,165,809
Internet Software & Services Total			2,945,869
Semiconductors & Semiconductor Equipment — 5.6%
	ASML Holding NV	117,571	3,467,044
	Infineon Technologies AG (a)	438,801	2,476,532
	Sumco Corp.	63,500	1,432,594
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	538,690	5,904,042
Semiconductors & Semiconductor Equipment Total			13,280,212

3

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — 1.6%
	Autonomy Corp. PLC (a)	95,768	2,498,885
	Longtop Financial Technologies Ltd., ADR (a)	42,800	1,218,088
Software Total			3,716,973
INFORMATION TECHNOLOGY TOTAL			25,071,485
MATERIALS — 7.4%
Chemicals — 1.2%
	BASF SE	32,790	1,736,048
	Novozymes A/S, Class B	12,592	1,187,710
Chemicals Total			2,923,758
Construction Materials — 3.3%
	Cemex SA de CV, ADR, COP (a)	504,915	6,523,502
	CRH PLC	43,908	1,216,946
Construction Materials Total			7,740,448
Metals & Mining — 2.9%
	ThyssenKrupp AG	73,001	2,514,368
	Vale SA, ADR	183,800	4,251,294
Metals & Mining Total			6,765,662
MATERIALS TOTAL			17,429,868
TELECOMMUNICATION SERVICES — 5.3%
Diversified Telecommunication Services — 2.1%
	Telefonica SA	174,404	4,813,954
Diversified Telecommunication Services Total			4,813,954
Wireless Telecommunication Services — 3.2%
	NII Holdings, Inc. (a)	98,144	2,942,357
	Vodafone Group PLC	2,082,618	4,674,272
Wireless Telecommunication Services Total			7,616,629
TELECOMMUNICATION SERVICES TOTAL			12,430,583

	Total Common Stocks (cost of $176,112,184)		226,451,258

4

		Units	Value ($)
Rights — 0.1%
FINANCIALS — 0.1%
BNP Paribas Ltd.
	Expires 10/13/09 (a)	45,932	99,478
FINANCIALS TOTAL			99,478

	Total Rights (cost of $—)		99,478

		Par ($)
Short-Term Obligation — 4.6%
	Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/09, due 10/01/09 at 0.010%, collateralized by a U.S. Government Agency obligation maturing 06/15/12, market value $11,135,250 (repurchase proceeds $10,913,003)	10,913,000	10,913,000

	Total Short-Term Obligation (cost of $10,913,000)		10,913,000

	Total Investments — 100.5% (cost of $187,025,184)(c)(d)		237,463,736

	Other Assets & Liabilities, Net — (0.5)%		(1,118,433)

	Net Assets — 100.0%		236,345,303

5

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

The following table summarizes the inputs used, as of September 30, 2009, 2009 in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$6,037,111	$14,164,398	$—	$20,201,509
Consumer Staples	—	16,239,303	—	16,239,303
Energy	18,956,449	5,891,403	—	24,847,852
Financials	8,670,821	51,285,958	—	59,956,779
Health Care	3,322,297	13,544,141	—	16,866,438
Industrials	—	33,407,441	—	33,407,441
Information Technology	8,902,190	16,169,295	—	25,071,485
Materials	10,774,796	6,655,072	—	17,429,868
Telecommunication Services	2,942,357	9,488,226	—	12,430,583
Total Common Stocks	59,606,021	166,845,237	—	226,451,258
Total Rights	—	99,478	—	99,478
Total Short-Term Obligation	—	10,913,000	—	10,913,000
Total Investments	$59,606,021	$177,857,715	$—	$237,463,736

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the nine month period ending September 30, 2009, in which significant unobservable inputs (Level3) were used in determining value:

Investments in Securities	Balance as of December 31, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2009
Common Stocks
Financials	$2,351,252	$—	$(129,774)	$(1,637,051)	$5,709,245	$(134,265)	$—	$(6,159,407)	$—

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the fiscal period.

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the value of this security, which is not illiquid, amounted to $1,413,735, which represents 0.6% of net assets.

(c)	Cost for federal income tax purposes is $187,025,184.
(d)	Unrealized appreciation and depreciation at September 30, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$57,899,561	$(7,461,009)	$50,438,552

Acronym	Name
ADR	American Depositary Receipt
COP	Certificates of Participation
GDR	Global Depositary Receipt

7

INVESTMENT PORTFOLIO
September 30, 2009 (Unaudited)	Columbia Mid Cap Growth Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 100.2%
CONSUMER DISCRETIONARY — 18.4%
Distributors — 0.4%
	LKQ Corp. (a)	6,320	117,173
Distributors Total			117,173
Diversified Consumer Services — 2.4%
	Apollo Group, Inc., Class A (a)	2,860	210,696
	DeVry, Inc.	4,350	240,642
	ITT Educational Services, Inc. (a)	2,831	312,571
Diversified Consumer Services Total			763,909
Hotels, Restaurants & Leisure — 3.1%
	Buffalo Wild Wings, Inc. (a)	2,970	123,582
	Ctrip.com International Ltd., ADR (a)	2,330	136,981
	Darden Restaurants, Inc.	4,970	169,626
	Las Vegas Sands Corp. (a)	4,590	77,295
	Royal Caribbean Cruises Ltd. (a)	6,910	166,393
	Starwood Hotels & Resorts Worldwide, Inc.	5,750	189,922
	Wynn Resorts Ltd. (a)	1,910	135,400
Hotels, Restaurants & Leisure Total			999,199
Household Durables — 0.4%
	Garmin Ltd.	3,730	140,770
Household Durables Total			140,770
Internet & Catalog Retail — 1.9%
	Netflix, Inc. (a)	4,880	225,309
	Priceline.com, Inc. (a)	2,190	363,146
Internet & Catalog Retail Total			588,455
Media — 1.3%
	Lamar Advertising Co., Class A (a)	7,400	203,056
	McGraw-Hill Companies, Inc.	8,650	217,461
Media Total			420,517
Multiline Retail — 1.1%
	Nordstrom, Inc.	11,100	338,994
Multiline Retail Total			338,994
Specialty Retail — 5.9%
	Advance Auto Parts, Inc.	3,820	150,050
	Aeropostale, Inc. (a)	4,580	199,093
	American Eagle Outfitters, Inc.	8,610	145,165
	Bed Bath & Beyond, Inc. (a)	4,030	151,286
	Best Buy Co., Inc.	3,010	112,935
	Chico’s FAS, Inc. (a)	9,320	121,160
	GameStop Corp., Class A (a)	18,896	500,177

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
	Sherwin-Williams Co.	1,950	117,312
	TJX Companies, Inc.	6,660	247,419
	Urban Outfitters, Inc. (a)	4,990	150,548
Specialty Retail Total			1,895,145
Textiles, Apparel & Luxury Goods — 1.9%
	Coach, Inc.	5,800	190,936
	Deckers Outdoor Corp. (a)	3,200	271,520
	Hanesbrands, Inc. (a)	7,060	151,084
Textiles, Apparel & Luxury Goods Total			613,540
CONSUMER DISCRETIONARY TOTAL			5,877,702
CONSUMER STAPLES — 5.7%
Food & Staples Retailing — 0.4%
	Safeway, Inc.	6,440	126,997
Food & Staples Retailing Total			126,997
Food Products — 2.3%
	Campbell Soup Co.	4,500	146,790
	Corn Products International, Inc.	5,900	168,268
	Dean Foods Co. (a)	7,670	136,449
	H.J. Heinz Co.	7,120	283,020
Food Products Total			734,527
Household Products — 0.6%
	Clorox Co.	3,090	181,754
Household Products Total			181,754
Personal Products — 1.8%
	Avon Products, Inc.	11,640	395,294
	Herbalife Ltd.	5,620	183,999
Personal Products Total			579,293
Tobacco — 0.6%
	Lorillard, Inc.	2,790	207,297
Tobacco Total			207,297
CONSUMER STAPLES TOTAL			1,829,868
ENERGY — 6.0%
Energy Equipment & Services — 1.9%
	Core Laboratories NV	1,110	114,430
	Diamond Offshore Drilling, Inc.	3,480	332,410
	FMC Technologies, Inc. (a)	3,280	171,347
Energy Equipment & Services Total			618,187
Oil, Gas & Consumable Fuels — 4.1%
	Concho Resources, Inc. (a)	4,538	164,820
	CONSOL Energy, Inc.	4,770	215,175

2

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
	Continental Resources, Inc. (a)	4,742	185,744
	PetroHawk Energy Corp. (a)	9,760	236,289
	Quicksilver Resources, Inc. (a)	11,130	157,935
	SandRidge Energy, Inc. (a)	14,480	187,661
	Ultra Petroleum Corp. (a)	3,310	162,057
Oil, Gas & Consumable Fuels Total			1,309,681
ENERGY TOTAL			1,927,868
FINANCIALS — 7.2%
Capital Markets — 3.9%
	Affiliated Managers Group, Inc. (a)	3,720	241,837
	Janus Capital Group, Inc.	26,214	371,715
	T. Rowe Price Group, Inc.	5,580	255,006
	Waddell & Reed Financial, Inc., Class A	13,260	377,247
Capital Markets Total			1,245,805
Commercial Banks — 0.3%
	Zions Bancorporation	5,780	103,867
Commercial Banks Total			103,867
Diversified Financial Services — 0.7%
	IntercontinentalExchange, Inc. (a)	1,210	117,600
	Moody’s Corp.	4,560	93,297
Diversified Financial Services Total			210,897
Insurance — 0.5%
	Lincoln National Corp.	6,450	167,120
Insurance Total			167,120
Real Estate Investment Trusts (REITs) — 1.2%
	Digital Realty Trust, Inc.	4,640	212,094
	Nationwide Health Properties, Inc.	5,140	159,289
Real Estate Investment Trusts (REITs) Total			371,383
Real Estate Management & Development — 0.6%
	CB Richard Ellis Group, Inc., Class A (a)	16,560	194,414
Real Estate Management & Development Total			194,414
FINANCIALS TOTAL			2,293,486
HEALTH CARE — 14.6%
Biotechnology — 2.6%
	Alexion Pharmaceuticals, Inc. (a)	2,230	99,324
	BioMarin Pharmaceuticals, Inc. (a)	8,750	158,200
	Onyx Pharmaceuticals, Inc. (a)	4,661	139,690
	Talecris Biotherapeutics Holdings Corp. (a)(b)	12,075	229,425
	Vertex Pharmaceuticals, Inc. (a)	5,430	205,797
Biotechnology Total			832,436

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Equipment & Supplies — 1.8%
	Hologic, Inc. (a)	12,900	210,786
	Intuitive Surgical, Inc. (a)	1,380	361,905
Health Care Equipment & Supplies Total			572,691
Health Care Providers & Services — 5.0%
	CIGNA Corp.	10,950	307,585
	Express Scripts, Inc. (a)	6,890	534,526
	Medco Health Solutions, Inc. (a)	2,280	126,107
	Mednax, Inc. (a)	3,390	186,179
	Patterson Companies, Inc. (a)	8,530	232,443
	VCA Antech, Inc. (a)	7,410	199,255
Health Care Providers & Services Total			1,586,095
Health Care Technology — 0.5%
	Cerner Corp. (a)	2,150	160,820
Health Care Technology Total			160,820
Life Sciences Tools & Services — 4.1%
	ICON PLC, ADR (a)	15,707	384,664
	Illumina, Inc. (a)	11,160	474,300
	Life Technologies Corp. (a)	9,420	438,501
Life Sciences Tools & Services Total			1,297,465
Pharmaceuticals — 0.6%
	Perrigo Co.	6,220	211,418
Pharmaceuticals Total			211,418
HEALTH CARE TOTAL			4,660,925
INDUSTRIALS — 14.7%
Aerospace & Defense — 2.8%
	BE Aerospace, Inc. (a)	13,470	271,286
	ITT Corp.	3,570	186,176
	Precision Castparts Corp.	4,314	439,467
Aerospace & Defense Total			896,929
Air Freight & Logistics — 0.6%
	Expeditors International of Washington, Inc.	5,120	179,968
Air Freight & Logistics Total			179,968
Airlines — 0.5%
	Delta Air Lines, Inc. (a)	16,590	148,646
Airlines Total			148,646

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Commercial Services & Supplies — 0.9%
	Stericycle, Inc. (a)	3,280	158,916
	Waste Connections, Inc. (a)	4,011	115,758
Commercial Services & Supplies Total			274,674
Construction & Engineering — 1.1%
	Foster Wheeler AG (a)	11,540	368,241
Construction & Engineering Total			368,241
Electrical Equipment — 1.5%
	AMETEK, Inc.	4,600	160,586
	GrafTech International Ltd. (a)	7,920	116,424
	Roper Industries, Inc.	4,100	209,018
Electrical Equipment Total			486,028
Industrial Conglomerates — 1.6%
	McDermott International, Inc. (a)	14,080	355,801
	Textron, Inc.	8,660	164,367
Industrial Conglomerates Total			520,168
Machinery — 2.7%
	Bucyrus International, Inc.	6,070	216,213
	Cummins, Inc.	5,500	246,455
	Navistar International Corp. (a)	3,180	118,996
	Pall Corp.	5,590	180,445
	Wabtec Corp.	2,960	111,089
Machinery Total			873,198
Professional Services — 1.4%
	Dun & Bradstreet Corp.	2,460	185,287
	Monster Worldwide, Inc. (a)	14,763	258,058
Professional Services Total			443,345
Road & Rail — 1.0%
	Landstar System, Inc.	5,510	209,711
	Old Dominion Freight Line, Inc. (a)	4,080	124,154
Road & Rail Total			333,865
Trading Companies & Distributors — 0.6%
	Fastenal Co.	4,640	179,568
Trading Companies & Distributors Total			179,568
INDUSTRIALS TOTAL			4,704,630
INFORMATION TECHNOLOGY — 21.2%
Communications Equipment — 1.1%
	CommScope, Inc. (a)	6,416	192,031
	Tandberg ASA	6,620	158,761
Communications Equipment Total			350,792

5

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Computers & Peripherals — 1.9%
NCR Corp. (a)	11,440	158,101
NetApp, Inc. (a)	5,490	146,473
Teradata Corp. (a)	4,750	130,720
Western Digital Corp. (a)	4,640	169,499
Computers & Peripherals Total		604,793
Electronic Equipment, Instruments & Components — 0.5%
Flextronics International Ltd. (a)	21,040	156,958
Electronic Equipment, Instruments & Components Total		156,958
Internet Software & Services — 2.3%
Akamai Technologies, Inc. (a)	6,920	136,186
Equinix, Inc. (a)	2,309	212,428
IAC/InterActiveCorp (a)	6,260	126,389
VeriSign, Inc. (a)	10,500	248,745
Internet Software & Services Total		723,748
IT Services — 3.8%
Alliance Data Systems Corp. (a)	2,890	176,521
Amdocs Ltd. (a)	4,850	130,368
Cognizant Technology Solutions Corp., Class A (a)	6,710	259,409
Hewitt Associates, Inc., Class A (a)	4,080	148,634
MasterCard, Inc., Class A	610	123,312
Paychex, Inc.	4,340	126,077
Western Union Co.	13,420	253,906
IT Services Total		1,218,227
Semiconductors & Semiconductor Equipment — 6.8%
Altera Corp.	6,990	143,365
Analog Devices, Inc.	14,645	403,909
Linear Technology Corp.	7,580	209,435
MEMC Electronic Materials, Inc. (a)	7,350	122,231
Microchip Technology, Inc.	7,430	196,895
Micron Technology, Inc. (a)	19,440	159,408
Novellus Systems, Inc. (a)	11,350	238,123
NVIDIA Corp. (a)	13,190	198,246
ON Semiconductor Corp. (a)	17,000	140,250
Silicon Laboratories, Inc. (a)	3,570	165,505
Xilinx, Inc.	8,180	191,576
Semiconductors & Semiconductor Equipment Total		2,168,943

6

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — 4.8%
	Adobe Systems, Inc. (a)	4,860	160,574
	Autodesk, Inc. (a)	11,250	267,750
	BMC Software, Inc. (a)	3,260	122,348
	Electronic Arts, Inc. (a)	6,580	125,349
	Intuit, Inc. (a)	6,130	174,705
	McAfee, Inc. (a)	3,530	154,579
	Micros Systems, Inc. (a)	5,330	160,913
	Rovi Corp. (a)	4,100	137,760
	Salesforce.com, Inc. (a)	4,070	231,705
Software Total			1,535,683
INFORMATION TECHNOLOGY TOTAL			6,759,144
MATERIALS — 6.5%
Chemicals — 2.4%
	CF Industries Holdings, Inc.	4,120	355,268
	Ecolab, Inc.	3,450	159,493
	Potash Corp. of Saskatchewan, Inc.	2,650	239,401
Chemicals Total			754,162
Construction Materials — 0.7%
	Martin Marietta Materials, Inc.	2,620	241,223
Construction Materials Total			241,223
Containers & Packaging — 0.9%
	Crown Holdings, Inc. (a)	4,840	131,648
	Greif, Inc., Class A	2,920	160,746
Containers & Packaging Total			292,394
Metals & Mining — 2.5%
	Agnico-Eagle Mines Ltd.	2,710	183,874
	Cliffs Natural Resources, Inc.	12,380	400,617
	Walter Energy, Inc.	3,340	200,600
Metals & Mining Total			785,091
MATERIALS TOTAL			2,072,870
TELECOMMUNICATION SERVICES — 3.5%
Diversified Telecommunication Services — 0.5%
	Vimpel-Communications, ADR (a)	8,250	154,275
Diversified Telecommunication Services Total			154,275
Wireless Telecommunication Services — 3.0%
	American Tower Corp., Class A (a)	7,820	284,648
	Millicom International Cellular SA (a)	1,570	114,202
	NII Holdings, Inc. (a)	10,690	320,486
	SBA Communications Corp., Class A (a)	8,320	224,890
Wireless Telecommunication Services Total			944,226
TELECOMMUNICATION SERVICES TOTAL			1,098,501

7

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — 2.4%
Electric Utilities — 0.4%
	PPL Corp.	4,560	138,350
Electric Utilities Total			138,350
Gas Utilities — 0.6%
	Questar Corp.	5,110	191,932
Gas Utilities Total			191,932
Independent Power Producers & Energy Traders — 1.1%
	AES Corp. (a)	24,220	358,940
Independent Power Producers & Energy Traders Total			358,940
Multi-Utilities — 0.3%
	Xcel Energy, Inc.	4,590	88,312
Multi-Utilities Total			88,312
UTILITIES TOTAL			777,534

	Total Common Stocks (cost of $25,075,989)		32,002,528

		Par ($)
Short-Term Obligation — 0.7%
	Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/09, due 10/01/09 at 0.010%, collateralized by a U.S. Government Agency obligation maturing 06/15/12, market value $222,200 (repurchase proceeds $213,000)	213,000	213,000

	Total Short-Term Obligation (cost of $213,000)		213,000

	Total Investments — 100.9% (cost of $25,288,989)(c)(d)		32,215,528

	Other Assets & Liabilities, Net — (0.9)%		(282,388)

	Net Assets — 100.0%		31,933,140

8

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

9

The following table summarizes the inputs used, as of September 30, 2009, 2009 in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$5,877,702	$—	$—	$5,877,702
Consumer Staples	1,829,868	—	—	1,829,868
Energy	1,927,868	—	—	1,927,868
Financials	2,293,486	—	—	2,293,486
Health Care	4,660,925	—	—	4,660,925
Industrials	4,704,630	—	—	4,704,630
Information Technology	6,600,383	158,761	—	6,759,144
Materials	2,072,870	—	—	2,072,870
Telecommunication Services	1,098,501	—	—	1,098,501
Utilities	777,534	—	—	777,534
Total Common Stocks	31,843,767	158,761	—	32,002,528
Total Short-Term Obligation	—	213,000	—	213,000
Total Investments	$31,843,767	$371,761	$—	$32,215,528

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $25,288,989.
(c)	Unrealized appreciation and depreciation at September 30, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$7,465,059	$(538,520)	$6,926,539

For the nine month period ended September 30, 2009, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at December 31, 2008	—	$—
Options written	28	2,716
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	(28)	(2,716)
Options outstanding at September 30, 2009	—	$—

Acronym	Name
ADR	American Depositary Receipt

10

Item  2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	November 20, 2009

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	November 20, 2009